Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000009527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — With sales charge
Average Annual Return, Percent	[1]		9.13%	13.90%	10.34%
C000009529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — With CDSC
Average Annual Return, Percent	[2],[3]		12.74%	14.08%	10.17%
C000009530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class Y)
Average Annual Return, Percent			14.88%	15.29%	11.14%
C000009531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — With sales charge
Average Annual Return, Percent	[4]		(0.15%)	(0.31%)	0.37%
C000009533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]		3.05%	(0.05%)	0.25%
C000009534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class Y)
Average Annual Return, Percent			5.08%	0.93%	1.12%
C000009539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — With sales charge
Average Annual Return, Percent	[7]		26.77%	20.40%	10.65%
C000009541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — With CDSC
Average Annual Return, Percent	[8],[9]		31.00%	20.60%	10.48%
C000009542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class Y)
Average Annual Return, Percent			33.38%	21.84%	11.44%
C000009543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — With sales charge
Average Annual Return, Percent	[10]		9.32%	13.53%	7.52%
C000009545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — With CDSC
Average Annual Return, Percent	[11],[12]		12.88%	13.76%	7.37%
C000009546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class Y)
Average Annual Return, Percent			15.12%	14.99%	8.37%
C000009547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — With sales charge
Average Annual Return, Percent	[13]		(0.39%)	5.09%	4.78%
C000009549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — With CDSC
Average Annual Return, Percent	[14],[15]		2.77%	5.28%	4.59%
C000009550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class Y)
Average Annual Return, Percent			4.85%	6.38%	5.53%
Without Sales Load [Member] | C000009527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — Without sales charge
Average Annual Return, Percent			14.57%	15.01%	10.87%
Without Sales Load [Member] | C000009529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — Without CDSC
Average Annual Return, Percent	[2]		13.66%	14.08%	10.17%
Without Sales Load [Member] | C000009531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — Without sales charge
Average Annual Return, Percent			4.83%	0.67%	0.86%
Without Sales Load [Member] | C000009533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — Without CDSC
Average Annual Return, Percent	[5]		4.05%	(0.05%)	0.25%
Without Sales Load [Member] | C000009539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — Without sales charge
Average Annual Return, Percent			33.09%	21.56%	11.18%
Without Sales Load [Member] | C000009541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — Without CDSC
Average Annual Return, Percent	[8]		32.00%	20.60%	10.48%
Without Sales Load [Member] | C000009543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — Without sales charge
Average Annual Return, Percent			14.78%	14.63%	8.04%
Without Sales Load [Member] | C000009545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — Without CDSC
Average Annual Return, Percent	[11]		13.88%	13.76%	7.37%
Without Sales Load [Member] | C000009547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — Without sales charge
Average Annual Return, Percent			4.58%	6.12%	5.29%
Without Sales Load [Member] | C000009549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — Without CDSC
Average Annual Return, Percent	[14]		3.77%	5.28%	4.59%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			15.16%	16.63%	13.63%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.08%	(0.73%)	1.76%
S And P 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Index
Average Annual Return, Percent			14.48%	16.34%	13.22%
Bloomberg U S Government 1 3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government 1-3 Year Bond Index
Average Annual Return, Percent			5.72%	1.34%	1.60%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Financials Index
Average Annual Return, Percent			29.45%	19.97%	12.45%
Wilshire U S Real Estate Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent			11.25%	9.14%	6.64%
Bloomberg U S Aggregate Bond S000003446 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.08%	(0.73%)	1.76%

[1]	Reflects 4.75% front-end sales charge.
[2]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[3]	Includes any applicable contingent deferred sales charge (“CDSC”).
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).
[7]	Reflects 4.75% front-end sales charge.
[8]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[9]	Includes any applicable contingent deferred sales charge (“CDSC”).
[10]	Reflects 4.75% front-end sales charge.
[11]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[12]	Includes any applicable contingent deferred sales charge (“CDSC”).
[13]	Reflects 4.75% front-end sales charge.
[14]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[15]	Includes any applicable contingent deferred sales charge (“CDSC”).